Mergers and Acquisitions - Additional Information (Detail) (USD $)	3 Months Ended											9 Months Ended		12 Months Ended						12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 21, 2012	Jul. 21, 2011	Jun. 21, 2011	Dec. 31, 2011 Change in Accounting Method Accounted for as Change in Estimate	Dec. 31, 2011 Change In Due To Amortization Of Intangible Assets And Replacement Stock Options	Jun. 21, 2011 Common Class A	Dec. 31, 2011 Common Class A	Aug. 09, 2013 Syndicated Solar , Inc	Aug. 09, 2013 Syndicated Solar , Inc Contingent Earnout	Aug. 09, 2013 Syndicated Solar , Inc Common Class A	Aug. 09, 2013 Syndicated Solar , Inc Common Class A Contingent Earnout	Dec. 31, 2011 Alteris Renewables, Incorporated	Dec. 31, 2012 Alteris Renewables, Incorporated
Business Acquisition [Line Items]
Percentage of voting interest for acquisition																		100.00%
Additional earn out payments, shares												400,000											8,700,000			400,000	1,300,000		478,500
Consideration for acquisition in value																			$ 21,671,000					$ 1,166,000
Common stock closing market price, per share																						$ 2.48
Business acquisition, value of shares issued												916,000			21,576,000							21,600,000		916,000		916,000
Replacement share-based payment awards attributable to services rendered prior to the acquisition date														100,000
Shares issued on Acquisition date														700,000
Acquisition related cost	555,000											555,000			2,393,000
Contingent equity consideration																							2,000,000
Acquisition of customer related intangible																	600,000
Customer-related intangibles acquired, weighted average useful life														20 months
Revenue	33,983,000	26,830,000	[1]	26,358,000	[2]	21,447,000	18,256,000	40,292,000	31,586,000	19,954,000	17,425,000	71,441,000	66,061,000	92,891,000	109,257,000	77,324,000												40,900,000
Net Income	(2,094,000)	(3,815,000)	[1]	(39,017,000)	[2]	(2,518,000)	(1,856,000)	116,000	(478,000)	(1,575,000)	37,000	(8,796,000)	(43,391,000)	(47,206,000)	(1,900,000)	1,239,000												700,000
Business acquisition, pro forma net revenue, decreased															700,000
Business acquisition, pro forma net losses, increase decrease																				500,000	2,400,000
Business acquisition adjustment of amortization of intangible assets															600,000
Acquisition consideration paid, net																								250,000
Accounts payable																								2,220,000
Payments to vendors												1,076,000												1,000,000
Accrued liabilities																								600,000
Monthly payment																								100,000
Repayment period																								6 months
Payment due date																								2014-02
Additional earn out payments																									$ 250,000

[1]	The quarter ended December 31, 2012 includes a noncash charge of $1.6 million for an additional valuation allowance for our net deferred tax assets generated during that quarter.
[2]	The quarter ended September 30, 2012 includes a noncash charge of $22.0 million for the impairment of goodwill and other assets and a noncash charge of $14.5 million for the establishment of a valuation allowance for all of our net deferred tax assets.